Target Asset Allocation Percentages (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Large-Cap stocks
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 60%	Not to exceed 60%
SMID-Cap stocks
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 20%	Not to exceed 20%
International equity securities
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 15%	Not to exceed 15%
Fixed income investments
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 40%	Not to exceed 40%
Alternative investments
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 20%	Not to exceed 20%